Critical accounting judgments and key estimates and assumptions	12 Months Ended
Jun. 30, 2025
Critical accounting judgments and key estimates and assumptions
Critical accounting judgments and key estimates and assumptions

5.    Critical accounting judgments and key estimates and assumptions

The preparation of LuxExperience Group’s consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of net sales, expenses, assets and liabilities, and the accompanying note disclosures and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities in future periods. The estimates and underlying assumptions are subject to continuous review.

Below is a summary of the critical measurement processes and the key assumptions used by management in applying accounting policies with regard to the future, and which could have significant effects on carrying amounts stated in the consolidated financial statements, or for which there is a risk that significant adjustments may be made to the carrying amount of assets and liabilities in subsequent years.

Inventory write-downs

Inventory is carried at the lower of cost or net realizable value, which requires an estimation of the products future net selling prices. When assessing the net realizable value of the inventory, LuxExperience Group considers multiple factors and assumptions including the quantity and aging of inventory on hand, anticipated sales volume, expected selling prices and selling cost, as well as historical recovery experience and risk of obsolescence from changes in economic conditions. Refer to Note 18 for further details.

Share-based compensation

Determining the fair value of share-based compensation options at the grant date requires judgment, including estimating the expected term that options will be outstanding prior to exercise, the associated volatility, the appropriate risk-free interest rate, dividend yield and the expected achievement of non - market performance conditions. Upon grant of the awards, we also estimate an amount of forfeitures that will occur prior to vesting. If actual forfeitures differ significantly from the estimates, share-based compensation expense could be impacted. For further disclosures relating to share-based payments, see Note 28.

Impairment of Goodwill

Impairment exists when the carrying value of an asset, CGU or group of CGU’s exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget and projections for the next five years, according to the development and maturity of each CGU. The key judgements and assumptions used in calculating the recoverable amount are

(i)budgeted revenue growth rate (CAGR for the next five years), including the terminal growth rate,

(ii)EBITDA margin in Terminal value and

(iii)the discount rates applied to the future cash flows of the CGUs.

These estimates are relevant to goodwill recognized by the Group. Refer to Note 14, Intangible assets and goodwill for further details on the assumptions and associated sensitivities.

Business Combination - Purchase Price Allocation

In connection with the acquisition of YNAP, management was required to make significant judgments and estimates in applying the acquisition method under IFRS 3. These related primarily to the purchase price allocation (PPA), including the identification of the acquired assets and liabilities and the determination of their fair values at the date of acquisition. The most material fair value adjustments were recorded in right-of-use assets and inventory.

Key assumptions applied in the valuation of identifiable intangible assets included cash flow projections and royalty rates. For acquired inventory, a key assumption applied was the estimated selling prices taking into consideration alternative sales channels for certain inventory categories, which would be considered by a market participant.

As a result, the company attributed a fair value of zero to the identified trademarks and customer relationships, whereas for the trademarks a royalty rate of 0% was applied, given the current performance of the acquired business and the expected period of transformation and brand investment.

As a result of the purchase price allocation, the fair value of YNAP’s identifiable net assets of €953.8 million, including the contractually required net cash position of €555 million, exceeded the total consideration transferred of €330.2 million. Consequently, LuxExperience recognized a gain on bargain purchase of €623.5 million in accordance with IFRS 3.

For further details on the PPA, refer to Note 6, Business combinations.